Trade and Other Receivables - Carrying amount of trade and other receivables and contractual assets categorized by due date (Details) - Third party trade receivables and contract assets - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Financial assets	€ 734	€ 741
Cost
Credit risk
Financial assets	757	762
Provision
Credit risk
Financial assets	€ (23)	€ (21)	€ (32)	€ (32)
Not matured
Credit risk
ECL Rate	0.19%	0.19%
Financial assets	€ 521	€ 621
Not matured | Cost
Credit risk
Financial assets	522	622
Not matured | Provision
Credit risk
Financial assets	€ (1)	€ (1)
Past due 0-30 days
Credit risk
ECL Rate	0.19%	0.19%
Financial assets	€ 142	€ 18
Past due 0-30 days | Cost
Credit risk
Financial assets	€ 142	19
Past due 0-30 days | Provision
Credit risk
Financial assets		€ (1)
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Financial assets	€ 25	€ 24
Past due 31-60 days | Cost
Credit risk
Financial assets	€ 25	€ 24
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Financial assets	€ 9	€ 17
Past due 61-90 days | Cost
Credit risk
Financial assets	€ 9	€ 17
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Financial assets	€ 18	€ 35
Past due 91-180 days | Cost
Credit risk
Financial assets	19	36
Past due 91-180 days | Provision
Credit risk
Financial assets	€ (1)	€ (1)
Past due 181-365 days
Credit risk
ECL Rate	8.52%	8.52%
Financial assets	€ 11	€ 15
Past due 181-365 days | Cost
Credit risk
Financial assets	12	16
Past due 181-365 days | Provision
Credit risk
Financial assets	€ (1)	€ (1)
More than one year
Credit risk
ECL Rate	100.00%	100.00%
Financial assets	€ 8	€ 11
More than one year | Cost
Credit risk
Financial assets	21	17
More than one year | Provision
Credit risk
Financial assets	(13)	(6)
Customers with objective evidence of impairment | Cost
Credit risk
Financial assets	7	11
Customers with objective evidence of impairment | Provision
Credit risk
Financial assets	€ (7)	€ (11)